Customer and Supplier Concentrations	12 Months Ended
Sep. 30, 2024
Customer and Supplier Concentrations [Abstract]
CUSTOMER AND SUPPLIER CONCENTRATIONS

NOTE 12 – CUSTOMER AND SUPPLIER CONCENTRATIONS

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

Customer concentration

During the year ended September 30, 2024, two customers accounted for 10.23% and 10.15% of total revenue. As of September 30, 2024, amount due from these two customers included in accounts receivable was $788,305 and $512,547, respectively, representing 4.00% and 2.60% of total accounts receivable, respectively. There was one customer accounted for a significant portion of total accounts receivable for the year ended September 30, 2024, which combined accounted for 16.82% of the Company’s total accounts receivable.

The Company had no significant customer during the year ended September 30, 2023. There was one customer accounted for a significant portion of total accounts receivable for the year ended September 30, 2023, which combined accounted for 22.00% of the Company’s total accounts receivable.

The Company had no significant customer during the year ended September 30, 2022. There was one customer accounted for a significant portion of total accounts receivable for the year ended September 30, 2022, which combined accounted for 20.95% of the Company’s total accounts receivable.

The loss of our significant customer or the failure to attract new customers could have a material adverse effect on our business, consolidated results of operations and financial condition.

Purchase concentration

For the year ended September 30, 2024, three suppliers accounted for 31.45%, 13.77% and 10.39% of the Company’s total raw material purchase. There were three suppliers that have significant concentration of total accounts payable for the year ended September 30, 2024, which accounted for 31.96%, 31.40% and 13.32% of the Company’s total accounts payable.

For the year ended September 30, 2023, two suppliers accounted for 25.98% and 12.39% of the Company’s total purchase. There were four suppliers that have significant concentration (over 10%) of total accounts payable for the year ended September 30, 2023, which accounted for 24.45%, 23.32%, 17.17% and 14.62% of the Company’s total accounts payable.

For the year ended September 30, 2022, two suppliers accounted for 26.71% and 18.06% of the Company’s total purchase. There was one supplier that have significant concentration (over 10%) of total accounts payable for the year ended September 30, 2022, which accounted for 72.62% of the Company’s total accounts payable.

The Company believes there are numerous other suppliers that could be substituted should the supplier become unavailable or non-competitive.